Other (Loss)/Gain Net	12 Months Ended
Mar. 31, 2026
Other (Loss)/Gain Net [Abstract]
Other (loss)/gain net
15.	Other (loss)/gain net

	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2026
	RMB	RMB	RMB

Foreign exchange gains/(losses), net	1,089	(93)	2
(Loss)/ gain on disposal of other debts (Note 19)	(1,425)	-	10,435
Investment gain	1,820	61	5,928
Gain on disposal of a subsidiary (a)	49	-	13,001
Discount on the ordinary shares issued by public offering (Note 17)	(5,943)	-	-
Others	416	(204)	137
Total	(3,994)	(236)	29,503

(a)	In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.

In December 2025, Shanghai Guangcheng entered into an equity interest repurchase agreement (the “Repurchase Agreement”) with Nanjing Xingmu, two founders of Nanjing Xingmu, and certain other parties. Under the Repurchase Agreement, the two founders of Nanjing Xingmu agreed to repurchase the 14.5% equity interest in Nanjing Xingmu currently held by Shanghai Guangcheng for an aggregate cash consideration of RMB 12.5 million.

In addition, Shanghai Guangcheng and the two founders of Nanjing Xingmu also entered into an agreement confirming that Shanghai Guangcheng ceased involvement in Nanjing Xingmu’s business operations as a shareholder as of April 1, 2025. Accordingly, the assets, liabilities, and results of operations of Nanjing Xingmu are excluded from the Company’s financial results and the Company recognized an investment gain of RMB 13.0 million.